Other disclosures - Disclosure of leverage capital (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Disclosures
Tier 1 capital (EUR million)	€ 90,828	€ 90,170
Exposure (EIR million)	€ 1,850,859	€ 1,885,572
Leverage ratio	4.91%	4.78%